Cover	Jan. 30, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 29, 2026
Entity File Number	001-36785
Entity Registrant Name	SB FINANCIAL GROUP, INC
Entity Central Index Key	0000767405
Entity Tax Identification Number	34-1395608
Entity Incorporation, State or Country Code	OH
Entity Address, Address Line One	401 Clinton Street
Entity Address, City or Town	Defiance
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	43512
City Area Code	419
Local Phone Number	783-8950
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Shares, No Par Value 6,227,310 Outstanding at January 30, 2026
Trading Symbol	SBFG
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false